Related Party Transactions	9 Months Ended	12 Months Ended
	Nov. 01, 2014	Feb. 01, 2014
Related Party Transactions
RELATED PARTY TRANSACTIONS

9.  RELATED PARTY TRANSACTIONS

Bain Capital Partners, LLC (“Bain Capital”) and The Blackstone Group L.P. (“The Blackstone Group”, together with Bain Capital, the “Sponsors”) owned approximately 80% of our outstanding common stock as of November 1, 2014. Prior to our IPO on July 2, 2014, the Sponsors and another common stockholder, Highfields Capital Management LP (“Highfields”), received annual management fees of $12 million and $1 million, respectively.  In connection with the IPO, the management agreement was terminated and the Company paid the Sponsors and Highfields an aggregate $30 million termination fee.  We recognized no related party expenses in the third quarter of fiscal 2014 and $3 million of expenses related to management fees during the third quarter of fiscal 2013. During the nine months ended November 1, 2014 and November 2, 2013, we recognized management fees totaling $35 million and $10 million, respectively. These expenses are included in related party expenses in the consolidated statements of comprehensive income.

The Blackstone Group owns a majority equity position in Brixmor Properties Group, a vendor we utilize to lease certain properties. Payments associated with this vendor during each of the third quarters of fiscal 2014 and fiscal 2013 totaled $1 million.  Payments made during the nine months ended November 1, 2014 and November 2, 2013 totaled $2 million and $3 million, respectively.  These expenses are included in cost of sales and occupancy expense in the consolidated statements of comprehensive income.

The Blackstone Group owns a majority equity position in RGIS, an external vendor we utilize to count our store inventory. Payments associated with this vendor during each of the third quarters of fiscal 2014 and fiscal 2013 totaled $2 million.  Payments made during the nine months ended November 1, 2014 and November 2, 2013 totaled $6 million and $5 million, respectively. These expenses are included in selling, general and administrative in the consolidated statements of comprehensive income.

The Blackstone Group owns a majority equity position in Vistar, an external vendor we utilize for all of the candy-type items in our stores.  Payments associated with this vendor during the third quarters of fiscal 2014 and fiscal 2013 totaled $4 million and $5 million, respectively.  Payments made during the nine months ended November 1, 2014 and November 2, 2013 totaled $15 million and $17 million, respectively. These expenses are recognized in cost of sales as merchandise is sold.

The Blackstone Group owns a majority equity position in Hilton Hotels, an external vendor we utilize for hospitality services.  Payments associated with this vendor during the third quarter of fiscal 2014 and the nine months ended November 1, 2014 totaled $1 million.  There were minimal payments made during fiscal 2013. These expenses are included in selling, general and administrative in the consolidated statements of comprehensive income.

Six of our current directors, Joshua Bekenstein, Todd M. Cook, Nadim El Gabban, Lewis S. Klessel, Matthew S. Levin and Peter F. Wallace, are affiliates of Bain Capital or The Blackstone Group.  As such, some or all of such directors may have an indirect material interest in payments with respect to debt securities of the Company that have been purchased by affiliates of Bain Capital or The Blackstone Group.  As of November 1, 2014, affiliates of The Blackstone Group held approximately $56 million of our Restated Term Loan Credit Facility.

Note 15.  Related party transactions

We pay annual management fees to Bain Capital Partners, LLC ("Bain Capital") and The Blackstone Group L.P. ("The Blackstone Group") in the amount of $12 million and an annual management fee to Highfields Capital Management LP in the amount of $1 million. We recognized $14 million of expense in fiscal 2013 and $13 million of expense in both fiscal 2012 and fiscal 2011 related to annual management fees and reimbursement of out-of-pocket expenses.

Investment funds advised by Bain Capital own a majority equity position in Unisource, an external vendor we utilized to print our circular advertisements. During the first quarter of fiscal 2011, we stopped utilizing this vendor for these services. Payments associated with this vendor during fiscal 2011 were $6 million and are included in Selling, general, and administrative expense in the Consolidated Statements of Comprehensive Income.

Investment funds advised by Bain Capital own a minority position in LogicSource, an external vendor we utilize for print procurement services. Payments associated with this vendor during each of fiscal 2013, fiscal 2012 and fiscal 2011 were $5 million. These expenses are included in Selling, general, and administrative expense in the Consolidated Statements of Comprehensive Income.

The Blackstone Group owns a majority equity position in RGIS, an external vendor we utilize to count our store inventory. Payments associated with this vendor during each of fiscal 2013, fiscal 2012 and fiscal 2011 were $6 million, and are included in Selling, general, and administrative expense in the Consolidated Statements of Comprehensive Income.

The Blackstone Group owns a majority equity position in Vistar, an external vendor we utilize for all of the candy-type items in our stores. Payments associated with this vendor during fiscal 2013, fiscal 2012 and fiscal 2011 were $24 million, $24 million and $20 million, respectively, and are recognized in cost of sales as the sales are incurred.

The Blackstone Group owns a majority equity position in Hilton Hotels, an external vendor we utilize for hospitality services. Payments associated with this vendor during fiscal 2013 were minimal and $1 million during each of fiscal 2012 and 2011, and are included in Selling, general, and administrative expense in the Consolidated Statements of Comprehensive Income.

The Blackstone Group owns a majority equity position in Brixmor Properties Group, a vendor we utilize to lease certain properties. Payments associated with this vendor during fiscal 2013, fiscal 2012 and fiscal 2011 were $4 million, $5 million and $3 million, respectively. These expenses are included in Cost of sales and occupancy expense in the Consolidated Statements of Comprehensive Income.

Our current directors (other than Jill A. Greenthal, John J. Mahoney, James A. Quella and Carl S. Rubin) are affiliates of Bain Capital or The Blackstone Group. As such, some or all of such directors may have an indirect material interest in payments with respect to debt securities of the Company that have been purchased by affiliates of Bain Capital and The Blackstone Group. As of February 1, 2014, affiliates of The Blackstone Group held $31 million of our Restated Term Loan Credit Facility.